Summary of Significant Accounting Policies (Schedule Of Aging Analysis of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 81,453	$ 94,908
Less than 179 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	63,744	79,155
180-359 days
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	4,526	7,437
360 days and greater
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 13,183	$ 8,316